Segment reporting	6 Months Ended
Jun. 30, 2024
Disclosure of operating segments [abstract]
Segment reporting	Segment reporting
The Group distinguishes three operating segments: the Marine division, the H2 Infra division and the H2
Industry division. These three divisions operate in different markets.
•Marine: the Marine division is the largest division in the Group. It builds, owns, operates and designs a wide range of low and zero-carbon ships and  features a future-proof fleet with hydrogen-powered vessels such as CTVs, ferries, CSOVs, and tugboats, alongside ammonia-powered large bulk carriers, container ships, chemical and crude oil tankers. The marine division consists of 6 brands: Euronav,
Bocimar, Delphis, Bochem, Windcat, and Tugboats & Ferries.
•H2 Infra: the H2 Infra division is at the forefront of developing and securing the green molecule supply.
The company integrates and manages key technology and infrastructure for the production and distribution of green hydrogen and ammonia.
•H2 Industry: H2 Industry is a leading provider of scalable dual-fuel industrial applications. Its proven combustion technology enables the company to develop heavy-duty hydrogen-powered applications that offer flexibility, robustness and cost-effectiveness.
The segment profit or loss figures and key assets as set out below are presented to the Chief Operating
Decision Maker (CODM) and the Management Board on at least a quarterly basis to help the key decision makers in evaluating the respective segments. Following the acquisition of CMB.TECH in February 2024, the markets in which the Group operates have expanded. Consequently, the Group has decided to update its segment reporting to reflect these changes. Additionally, please note that the Floating Storage Units
(FSOs) have been incorporated into the marine segment under the Euronav brand name.

	June 30, 2024
	Marine						H2 Infra	Industry	Less: Eliminations	Total
	Euronav	Bocimar	Delphis	Bochem	Windcat	Other
Revenue	425,189	29,881	9,011	10,683	17,060	553	—	—	—	492,377
Profit (loss) before income tax	671,532	4,154	17,236	2,142	(618)	(9,972)	(1,987)	1,497	—	683,984

Non-current assets	3,343,616	631,928	141,309	195,559	207,206	32,668	15,518	7,039	(1,687,038)	2,887,806
Current assets	1,013,501	14,710	41,802	8,504	15,532	487,207	1,720	20,335	(759,467)	843,843
TOTAL ASSETS	4,357,117	646,638	183,111	204,063	222,738	519,875	17,238	27,374	(2,446,505)	3,731,649

Equity	2,342,432	(547)	63,668	3,155	26,891	248,120	11,556	16,733	(1,485,328)	1,226,680
Non-current liabilities	1,424,560	318,117	91,894	125,997	123,467	8,009	171	422	(201,700)	1,890,937
Current liabilities	590,125	329,068	27,549	74,911	72,380	263,746	5,511	10,219	(759,477)	614,032
TOTAL LIABILITIES	4,357,117	646,638	183,111	204,063	222,738	519,875	17,238	27,374	(2,446,505)	3,731,649

	June 30, 2023
	Marine	Less: Eliminations	Total
	Euronav
Revenue	688,116	—	688,116
Profit (loss) before income tax	335,046	—	335,046

	December 31, 2023
	Marine	Less: Eliminations	Total
	Euronav
Non-current assets	1,787,543	—	1,787,543
Current assets	1,631,737	—	1,631,737
TOTAL ASSETS	3,419,280	—	3,419,280

Equity	2,357,373	—	2,357,373
Non-current liabilities	637,154	—	637,154
Current liabilities	424,753	—	424,753
TOTAL LIABILITIES	3,419,280	—	3,419,280